Employee Benefits – 401(k) Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Employee Benefits – 401(k) Plan [Abstract]
Employee Benefits – 401(k) Plan

Note 12. Employee Benefits – 401(k) Plan

The Company sponsors a defined contribution 401(k) Plan with Company contributions to be made at the sole discretion of the management. Under the provisions of the 401(k) Plan, the Company matches the employees’ contributions for the first 4% of compensation. The expense for the 401(k) Plan were $58 thousand and $25 thousand for the three months ended September 30, 2025 and 2024, respectively, and $125 thousand and $73 thousand for the nine months ended September 30, 2025 and 2024, respectively, which are included in selling, general and administrative expenses on the condensed consolidated statements of operation.

Note 11. Employee Benefits – 401(k) Plan

The Company sponsors a defined contribution 401(k) Plan with Company contributions to be made at the sole discretion of the management. Under the provisions of the 401(k) Plan, the Company matches the employees’ contributions for the first 4% of compensation. The expense for the 401(k) Plan were $127 and $113 for the year ended December 31, 2024 and 2023, respectively, and are included in selling, general and administrative expenses on the consolidated statements of operation.